INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	6 Months Ended
Dec. 31, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

5.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

5.1.  Cash and cash equivalents

	12/31/2024	06/30/2024
Cash at bank and on hand	29,176,741	44,473,270
	29,176,741	44,473,270

5.2.  Other financial assets

	12/31/2024	06/30/2024
Current
US Treasury bills	—	1,993,668
Mutual funds	48,520	6,658,805
Shares of Moolec Science S.A.	1,113,000	1,530,375
Other investments	857,373	1,512,680
	2,018,893	11,695,528

	12/31/2024	06/30/2024
Non-current
Shares of Bioceres Group PLC.	444,413	444,473
Other investments	373,131	190,080
	817,544	634,553

5.3.  Trade receivables

	12/31/2024	06/30/2024
Current
Trade debtors	228,727,937	205,057,590
Allowance for impairment of trade debtors	(8,706,185)	(7,050,280)
Shareholders and other related parties (Note 15)	208,284	141,224
Allowance for credit notes to be issued	—	(2,905,624)
Trade debtors - Joint ventures and associates (Note 15)	—	782,142
Deferred checks	6,228,392	11,295,922
	226,458,428	207,320,974

The book value is reasonably approximate to the fair value given its short-term nature.

5.4.  Other receivables

	12/31/2024	06/30/2024
Current
Taxes	7,147,490	5,019,659
Shareholders and other related parties (Note 15)	89,447	—
Other receivables - Joint ventures and associates (Note 15)	318,451	207,449
Prepayments to suppliers	5,525,881	10,242,075
Prepaid expenses and other receivables	1,988,422	1,594,152
Miscellaneous	2,134,406	1,235,337
	17,204,097	18,298,672

	12/31/2024	06/30/2024
Non-current
Taxes	574,602	752,045
Other receivables - Joint ventures and associates (Note 15)	16,184,334	15,495,543
Reimbursements over exports	1,248,507	1,461,038
Loans receivables	230,000	230,000
Miscellaneous	11,129	18,495
	18,248,572	17,957,121

In September 2024, we entered into a note purchase agreement (the “Note Purchase Agreement”) and a HB4 soy supply agreement (the “HB4 Soy Supply Agreement”) with one of our associates, Moolec Science SA (“Moolec”). In June 2024, under the terms of the HB4 Soy Supply Agreement, we supplied to Moolec an amount of HB4 soy equivalent to $6.6 million. In exchange, Moolec Science issued convertible notes to us in an aggregate principal amount of $6.6 million (the “Moolec Convertible Notes”).

The Moolec Convertible Notes will mature 36 months after and include a “payment-in-kind” feature. If the trading price of Moolec’s ordinary shares exceeds the strike price of $6.00 per ordinary share for 10 trading days, we have the option to exercise the early conversion option pursuant to which the principal amount outstanding under the Moolec Convertible Notes may be converted into ordinary shares of Moolec at the strike price. At maturity, Moolec has the option to convert the principal amount outstanding under the Moolec Convertible Notes into ordinary shares. In connection with our early conversion option and Moolec’s optional conversion at maturity, Moolec may deliver ordinary shares, cash, or a combination of cash and ordinary shares.

5.5.  Inventories

	12/31/2024	06/30/2024
Seeds	6,146,855	5,967,231
Resale products	46,799,130	53,788,333
Manufactured products	18,846,502	26,081,250
Goods in transit	3,122,201	5,618,540
Supplies	20,773,539	22,546,093
Agricultural products	9,583,835	15,015,884
Allowance for obsolescence	(3,462,573)	(3,087,563)
	101,809,489	125,929,768

Net of agricultural products	92,225,654	110,913,884

5.6.  Property, plant and equipment

Property, plant and equipment as of December 31, 2024 and 2023 included the following:

	Net						Net
	carrying					Foreign	carrying
	amount				Depreciation	currency	amount
Class	06/30/2024	Additions	Transfers	Disposals	of the period	translation	12/31/2024
Office equipment	410,338	17,929	—	—	(39,218)	(15,717)	373,332
Vehicles	2,200,349	29,675	—	(8,272)	(447,262)	(1,330)	1,773,160
Equipment and computer software	507,469	26,008	—	—	(119,943)	(28,600)	384,934
Fixtures and fittings	2,786,470	8,834	—	—	(454,316)	59	2,341,047
Machinery and equipment	16,710,328	474,971	73,221	—	(1,464,721)	(364,814)	15,428,985
Land and buildings	39,677,902	—	46,431	—	(509,724)	(260,985)	38,953,624
Buildings in progress	12,280,422	3,521,132	(119,652)	—	—	(35,741)	15,646,161
Total	74,573,278	4,078,549	—	(8,272)	(3,035,184)	(707,128)	74,901,243

	Net					Net
	carrying				Foreign	carrying
	amount			Depreciation	currency	amount
Class	06/30/2023	Additions	Disposals	of the period	translation	12/31/2023
Office equipment	263,892	52,158	—	(33,828)	(2,114)	280,108
Vehicles	2,032,853	556,237	(9,013)	(416,309)	13,917	2,177,685
Equipment and computer software	174,399	101,224	—	(83,364)	(1,562)	190,697
Fixtures and fittings	2,862,949	10,483	(2,734)	(394,798)	(6,134)	2,469,766
Machinery and equipment	14,463,756	275,297	—	(1,185,336)	2,496	13,556,213
Land and buildings	36,144,792	10,351	—	(442,787)	33,183	35,745,539
Buildings in progress	11,911,194	5,112,029	—	—	(55,102)	16,968,121
Total	67,853,835	6,117,779	(11,747)	(2,556,422)	(15,316)	71,388,129

The depreciation charge is included in Notes 6.3 and 6.4. The Group has no commitments to purchase property, plant and equipment items.

5.7.  Intangible assets

Intangible assets as of December 31, 2024 and 2023 included the following:

	Net carrying				Foreign	Net carrying
	amount			Amortization	currency	amount
Class	06/30/2024	Additions	Transfers	of the period	translation	12/31/2024
Seed and integrated products
HB4 technology and breeding program	35,574,371	2,392,794	—	(1,051,883)	—	36,915,282
Integrated seed products	2,681,826	—	—	(97,479)	47,642	2,631,989
Crop nutrition
Microbiological products	41,187,249	—	—	(1,813,650)	—	39,373,599
Microbiological products in progress	10,452,861	2,629,995	—	—	(6,916)	13,075,940
Other intangible assets
Trademarks and patents	47,906,064	133,595	—	(2,040,315)	—	45,999,344
Trademarks and patents with indefinite useful lives	10,045,294	—	—	—	(4,626)	10,040,668
Software	1,827,983	—	137,598	(255,684)	(103)	1,709,794
Software in progress	580,728	150,777	(137,598)	—	—	593,907
Customer loyalty	21,636,760	—	—	(685,235)	—	20,951,525
RG/RS/OX Wheat in progress	5,000,000	—	—	—	—	5,000,000
Total	176,893,136	5,307,161	—	(5,944,246)	35,997	176,292,048

	Net				Net
	carrying			Foreign	carrying
	amount		Amortization	currency	amount
Class	06/30/2023	Additions	of the period	translation	12/31/2023
Seed and integrated products
HB4 technology and breeding program	31,679,681	1,729,439	(855,094)	—	32,554,026
Integrated seed products	2,841,008	—	(86,762)	(238,121)	2,516,125
Crop nutrition
Microbiological products	37,295,460	1,002,180	(1,402,972)	(1,296)	36,893,372
Microbiological products in progress	12,213,341	1,723,274	—	(365)	13,936,250
Other intangible assets
Trademarks and patents	51,933,444	1,288	(2,332,908)	—	49,601,824
Trademarks and patents with indefinite useful lives	7,827,309	—	—	—	7,827,309
Software	1,638,519	218,541	(282,764)	(352)	1,573,944
Software in progress	349,171	—	—	(60)	349,111
Customer loyalty	23,006,023	—	(514,471)	—	22,491,552
RG/RS/OX Wheat in progress	5,000,000	—	—	—	5,000,000
Total	173,783,956	4,674,722	(5,474,971)	(240,194)	172,743,513

5.8. Trade and other payables

	12/31/2024	06/30/2024

Trade creditors	91,328,172	108,307,192
Shareholders and other related parties (Note 15)	49,646	37,985
Trade creditors - Parent company (Note 15)	797,564	729,171
Trade creditors - Joint ventures and associates (Note 15)	44,694,720	52,888,732
Taxes	6,960,551	5,647,550
Miscellaneous	195,485	1,121,839
	144,026,138	168,732,469

5.9. Borrowings

	12/31/2024	06/30/2024
Current
Bank borrowings	97,216,797	91,816,134
Corporate bonds	19,024,076	42,035,925
Trust debt securities	2,951,095	2,895,139
	119,191,968	136,747,198
Non-current
Bank borrowings	20,429,329	15,316,612
Corporate bonds	46,484,304	25,071,823
Trust debt securities	—	1,716,447
	66,913,633	42,104,882

In November 2024, we completed a $25.9 million public offering of Series X corporate bonds in the Argentine market. The bonds were issued in two tranches: Class A: Approximately $2.4 million 7.0% p.a. bonds due November 2026; and Class B: Approximately $23.5 million 8.0% p.a. bonds due November 2027.

The carrying value of some borrowings as of December 31, 2024 are measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	12/31/2024		06/30/2024
	Amortized cost	Fair value	Amortized cost	Fair value
Current
Bank borrowings	97,216,797	97,367,516	91,816,134	89,874,010
Corporate Bonds	19,024,076	18,783,131	42,035,925	41,492,963

Non-current
Bank borrowings	20,429,329	18,521,587	15,316,612	14,850,783
Corporate Bonds	46,484,304	42,828,561	25,071,823	23,845,583

5.10. Employee benefits and social security

	12/31/2024	06/30/2024
Salaries, accrued incentives, vacations and social security	7,843,894	7,192,492
Key management personnel (Note 15)	386,476	148,466
	8,230,370	7,340,958

5.11. Deferred revenue and advances from customers

	12/31/2024	06/30/2024
Current
Advances from customers	2,929,540	3,335,740
Deferred revenue	—	587,400
	2,929,540	3,923,140
Non-current
Advances from customers	41,237	52,511
Deferred revenue	1,838,499	1,872,627
	1,879,736	1,925,138